Document And Entity Information	Jul. 17, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (“Amendment No. 1”) amends and supplements the Form 8-K filed by Vintage Wine Estates, Inc. (the “Company”) on July 20, 2023 (the “Initial Form 8-K”). As previously reported in the Initial Form 8-K, on July 19, 2023, the Company and Terry Wheatley entered into a Separation Agreement wherein they agreed to use good faith reasonable efforts to enter into an asset purchase agreement for the sale to Ms. Wheatley of the Company’s intellectual property rights related to its "Purple Cowboy," "Wine Sisterhood" and "Gem+Jane" trademarks (the “APA”). This Amendment No. 1 is being made to report the entry into the APA between the Company and Ms. Wheatley. Other than as set forth in this Amendment No. 1, no changes have been made to the Initial Form 8-K. The information previously reported in or filed with the Initial Form 8-K is hereby incorporated by reference into this Amendment No. 1.
Document Period End Date	Jul. 17, 2023
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Central Index Key	0001834045
Entity Emerging Growth Company	true
Securities Act File Number	001-40016
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	937 Tahoe Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(877)
Local Phone Number	289-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, no par value per share
Trading Symbol	VWE
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	VWEWW
Security Exchange Name	NASDAQ